Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous assets [Abstract]
Details of other assets

Other assets are as follows (Unit: Korean Won in millions):

	December 31, 2016	December 31, 2017
Prepaid expenses	111,445	130,245
Advance payments	1,944	18,363
Non-operative assets	6,192	376
Others	9,265	9,420

Total	128,846	158,404